Decommissioning provision (Narrative) (Details) - Provision for decommissioning, restoration and rehabilitation costs [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Decommissioning Provision [Line Items]
Estimated undiscounted amount of decommissioning provision	$ 16.0	$ 19.8
Bottom of range [Member]
Decommissioning Provision [Line Items]
Term used to estimate decommissioning provision	5 years	5 years
Risk-free rate	3.60%	3.70%
Top of range [Member]
Decommissioning Provision [Line Items]
Term used to estimate decommissioning provision	21 years	14 years
Risk-free rate	9.10%	10.40%